Note 2 - Summary of Significant Accounting Policies (Details Textual)	3 Months Ended	9 Months Ended	12 Months Ended		133 Months Ended	142 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Jan. 01, 2022 USD ($)
Impairment, Long-Lived Asset, Held-for-Use					$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		$ 0	$ 0	$ 0
Dividends Payable	$ 0	$ 0	$ 0		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%	0.00%
Operating Lease, Right-of-Use Asset	1,074,000	$ 1,074,000	$ 1,542,500	2,117,300	1,542,500	1,074,000
Operating Lease, Liability	$ 1,074,000	$ 1,074,000	$ 1,542,500	2,129,300	$ 1,542,500	$ 1,074,000
Number of Reportable Segments	1		1
Cumulative Effect, Period of Adoption, Adjusted Balance [Member] | Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset							$ 2,232,700
Operating Lease, Liability							$ 2,232,700
Warrants Issued in IPO [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 15		$ 15
Warrants Issued in July 2021 Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			6.25		6.25
IPO [Member]
Shares Issued, Price Per Share (in dollars per share) | $ / shares			12		12
July 2021 Offering [Member]
Shares Issued, Price Per Share (in dollars per share) | $ / shares			$ 5		$ 5
Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input			0		0
Options and RSUs [Member] | Share-based Payment Arrangement, Annual Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)			4 years
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)			10 years
Software and Software Development Costs [Member]
Property, Plant and Equipment, Useful Life (Year)			5 years		5 years
Software Development [Member]
Capitalized Computer Software, Additions			$ 91,500	$ 107,000
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	1 year	1 year	1 year		1 year	1 year
Minimum [Member] | Options and RSUs [Member] | Share-based Payment Arrangement, Monthly Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)			10 months
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)		6 months
Minimum [Member] | Restricted Stock Units (RSUs) [Member] | Cliff Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)			6 months
Minimum [Member] | Software and Software Development Costs [Member]
Property, Plant and Equipment, Useful Life (Year)			3 years		3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	8 years	8 years	8 years		8 years	8 years
Maximum [Member] | Options and RSUs [Member] | Share-based Payment Arrangement, Monthly Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)			48 months
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)		12 months
Maximum [Member] | Restricted Stock Units (RSUs) [Member] | Cliff Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)			12 months
Maximum [Member] | Software and Software Development Costs [Member]
Property, Plant and Equipment, Useful Life (Year)			5 years		5 years